Schedule III - Real Estate and Accumulated Depreciation (Accumulated Depreciation Reconciliation) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Predecessor
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Beginning balance	$ 61,221	$ 62,115	$ 58,104	$ 54,987
Additions	(894)		(3,117)	(3,117)
Ending balance	62,115		$ 61,221	$ 58,104
The Company
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Beginning balance		0
Additions		(4,253)
Ending balance	$ 0	$ 4,253